Consolidated Statements of Changes in Equity - USD ($)	Share capital - ordinary share	Share capital - preference share	Advance receipts for share capital	Additional paid in capital in excess of par value of ordinary share	Additional paid in capital-treasury share transaction	Employee share options	Restricted share units	Accumulated deficit	Financial statements translation differences of foreign operations	Treasury shares	Total
Balance at Dec. 31, 2021	$ 6,191,100	$ 5,844,892	$ 33,720	$ 486,764	$ 935,731	$ 1,275,616	$ 38,603,627	$ (9,454,565)	$ 2,042,218	$ (30,000)	$ 45,929,103
Profit (Loss) for the period								(87,537,224)			(87,537,224)
Other comprehensive income (loss)								7,409	(1,672,040)		(1,664,631)
Total comprehensive income (loss) for the year								(87,529,815)	(1,672,040)		(89,201,855)
Expiration of share options				179,392		(179,392)
Employee share option plans						346,122					346,122
Conversion of preference shares to ordinary shares	6,627,412	(5,813,247)		37,789,462			(38,603,627)
Capital recapitalization	(12,812,331)			12,812,331
Capital reorganization	949			101,268,486	(937,376)						100,332,059
Cancellation of ordinary shares	(6,000)			(4,600)							(10,600)
Cancellation of treasury shares		(31,645)			1,645					30,000
Issuance of ordinary shares	6,000		(33,720)	26,470							(1,250)
Exercise of warrants	6			729,738							729,744
Purchase of treasury shares										(29,580,140)	(29,580,140)
Balance at Dec. 31, 2022	7,136			153,288,043		1,442,346		(96,984,380)	370,178	(29,580,140)	28,543,183
Profit (Loss) for the period								13,495,614			13,495,614
Other comprehensive income (loss)								89,457	584,840		674,297
Total comprehensive income (loss) for the year								13,585,071	584,840		14,169,911
Expiration of share options				881,689		(881,689)
Employee share option plans						203,676					203,676
Share-based payment for professional services & acquisition of intangible asset	13			695,662							695,675
Exercise of convertible preference shares	560			5,214,402							5,214,962
Issuance of restricted share units	99			697,802			175,599				873,500
Exercise of warrants	38			4,450,788							4,450,826
Balance at Dec. 31, 2023	7,846			165,228,386		764,333	175,599	(83,399,309)	955,018	(29,580,140)	54,151,733
Profit (Loss) for the period								(64,794,616)			(64,794,616)
Other comprehensive income (loss)								(44,804)	(1,010,518)		(1,055,322)
Total comprehensive income (loss) for the year								(64,839,420)	(1,010,518)		(65,849,938)
Treasury stocks buyback										(3,626,488)	(3,626,488)
Share-based payment for professional services & acquisition of intangible asset	134			749,438							749,572
Exercise of convertible preference shares	7,031			39,458,058							39,465,089
Issuance of restricted share units	70			342,531			(140,693)				201,908
Issuance of ordinary shares	2,143			11,287,862							11,290,005
Exercise of warrants	2,219			36,719,753							36,721,972
Balance at Dec. 31, 2024	$ 19,443			$ 253,786,028		$ 764,333	$ 34,906	$ (148,238,729)	$ (55,500)	$ (33,206,628)	$ 73,103,853